Business Segments - Reconciliation of Revenue from Segment Amounts to Consolidated Amounts (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues		$ 1,839	$ 1,867	$ 1,950	$ 1,726	$ 1,811	$ 1,847	$ 1,845	$ 1,630	$ 7,382	$ 7,133	$ 6,688
Other revenues										82	71	80
Other revenues from managed and franchised properties										4,310	4,011	3,567
Management and franchise [member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	[1]									1,580	1,496	1,302
Ownership [member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues										1,452	1,596	1,776
Operating segments [member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues										3,032	3,092	3,078
Intersegment eliminations [member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	[1]									$ (42)	$ (41)	$ (37)

[1]	Includes management, royalty and intellectual property fees charged to our ownership segment by our management and franchise segment, which were eliminated in our consolidated financial statements.